Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 19,820	$ 19,997
Ending balance	20,048	19,820	$ 19,997
Goodwill impairment	0	0	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	20,131	20,311	12,164
Additions through business combinations	158	15	8,287
Exchange and other adjustments	72	(195)	(140)
Ending balance	20,361	20,131	20,311
Depreciation, amortisation and impairment
Disclosure of reconciliation of changes in goodwill
Beginning balance	(311)	(314)	(319)
Exchange and other adjustments	(2)	3	5
Ending balance	$ (313)	$ (311)	$ (314)